Deferred Tax - Schedule of Net Deferred Tax Assets and Liabilities has been Recognized (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets and liabilities [Line Items]
Beginning balance	€ 1,323	€ 1,036
Acquisitions / Additions	2
Charged to income statement	260	81	€ 114
Charged to OCI	(261)	464
Net exchange differences	103	(128)
Transfer (to)/from current income tax	2	(132)
Ending balance	1,428	1,323	1,036
Real estate [member]
Deferred tax assets and liabilities [Line Items]
Beginning balance	663	644
Charged to income statement	113	20
Charged to OCI	(1)	2
Net exchange differences	1	(3)
Ending balance	776	663	644
Financial assets [member]
Deferred tax assets and liabilities [Line Items]
Beginning balance	2,156	1,474
Charged to income statement	(113)	289
Charged to OCI	(359)	597
Net exchange differences	167	(204)
Transfer (to) /from other headings	(29)
Ending balance	1,823	2,156	1,474
Insurance and investment contracts [member]
Deferred tax assets and liabilities [Line Items]
Beginning balance	(1,533)	(1,470)
Charged to income statement	217	(102)
Charged to OCI	0
Net exchange differences	(86)	105
Transfer (to) /from other headings		(66)
Ending balance	(1,402)	(1,533)	(1,470)
Deferred expenses, VOBA and other intangible assets [member]
Deferred tax assets and liabilities [Line Items]
Beginning balance	1,433	1,774
Acquisitions / Additions	2
Charged to income statement	162	(213)
Net exchange differences	112	(130)
Ending balance	1,706	1,433	1,774
Defined benefit plans [member]
Deferred tax assets and liabilities [Line Items]
Beginning balance	(206)	(256)
Charged to income statement	(32)	169
Charged to OCI	100	(140)
Net exchange differences	(15)	21
Ending balance	(154)	(206)	(256)
Tax losses and credits carried forward [member]
Deferred tax assets and liabilities [Line Items]
Beginning balance	(823)	(734)
Charged to income statement	(140)	(13)
Net exchange differences	(56)	56
Transfer (to)/from current income tax	2	(132)
Transfer (to) /from other headings	(1)
Ending balance	(1,018)	(823)	(734)
Other [member]
Deferred tax assets and liabilities [Line Items]
Beginning balance	(366)	(397)
Charged to income statement	54	(67)
Charged to OCI	(1)	4
Net exchange differences	(20)	27
Transfer (to) /from other headings	30	66
Ending balance	€ (303)	€ (366)	€ (397)